Taxes on Income (Details) - Schedule of Deferred Taxes Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset
Intangible assets	$ 388	$ 110
Operating lease right of use asset	28	32
Operating loss carryforward	1,476	890
Total deferred tax assets	1,892	1,032
Valuation allowance	(1,696)	(890)
Total deferred tax assets after valuation allowance	196	142
Deferred tax liabilities
Operating lease liability	28	32
Total deferred tax liability	28	32
Net deferred tax assets	$ 168	$ 110